Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Diluted earnings	£ 682.7	£ 637.7	£ (2,971.6)
Weighted average shares used in diluted EPS calculation	1,116.4	1,215.3	1,223.0
Diluted earnings per ordinary share from continuing and discontinued operations (sterling per share)	£ 0.612	£ 0.525	£ (2.430)
Weighted average shares used in basic EPS calculation	1,097.9	1,194.1	1,223.0
Dilutive share options outstanding	0.7	1.3	0.0
Other potentially issuable shares	17.8	19.9	13.0
Discontinued operations
Earnings per share [line items]
Diluted earnings	£ 0.0	£ 0.0	£ 6.5
Weighted average shares used in diluted EPS calculation	0.0	0.0	1,223.0
Diluted earnings per ordinary share from continuing and discontinued operations (sterling per share)	£ 0	£ 0	£ 0.005
Weighted average shares used in basic EPS calculation	0.0	0.0	1,223.0
Continuing and discontinued operations
Earnings per share [line items]
Diluted earnings	£ 682.7	£ 637.7	£ (2,965.1)
Weighted average shares used in diluted EPS calculation	1,116.4	1,215.3	1,223.0
Dilutive shares inclusive of anti-dilutive shares (in shares)			1,236.0
Diluted earnings per ordinary share from continuing and discontinued operations (sterling per share)	£ 0.612	£ 0.525	£ (2.425)
Weighted average shares used in basic EPS calculation	1,097.9	1,194.1	1,223.0